Mobile Financial Services activities - Maturities of financial assets - Tabular disclosure (Details) - Orange Bank, operating segment [member] - Operating segments [member] € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	€ 3,288
Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	796
Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1,602
Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	890
Investments securities [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	2
Investments securities [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	2
Debt securities [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	540
Debt securities [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	161
Debt securities [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	359
Debt securities [member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	20
IFRS Fixed Income Securities [Member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	579
IFRS Fixed Income Securities [Member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	183
IFRS Fixed Income Securities [Member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	232
IFRS Fixed Income Securities [Member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	165
Loans and receivables to customers [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	2,000
Loans and receivables to customers [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	306
Loans and receivables to customers [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1,006
Loans and receivables to customers [member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	688
Loans and receivables to credit institutions [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	70
Loans and receivables to credit institutions [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	70
Other financial assets and derivatives [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	96
Other financial assets and derivatives [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	76
Other financial assets and derivatives [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	3
Other financial assets and derivatives [member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	€ 17